Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

13. Stock-Based Compensation

A summary of our stock-based compensation activity is presented below (number of shares in millions):

	Time Vesting Options	Performance Vesting Options
Outstanding at December 31, 2012	1.37	2.15

Granted	.01	—
Exercised	—	—
Vested	—	—
Forfeited	—	—

Outstanding at September 30, 2013	1.38	2.15

There were no options exercisable at September 30, 2013.

The total stock based compensation expense for stock options for the three and nine months ended September 30, 2013 was $0.2 million and $0.6 million, respectively.

As of September 30, 2013, there was approximately $5.5 million of unrecognized compensation cost related to the time vesting options and approximately $2.6 million of unrecognized compensation cost related to performance based options issued. Unrecognized cost for the time vesting options will be recorded in future periods as compensation expense as the awards vest over the 8 year period from the date of grant with a remaining weighted average period of approximately 7 years. The unrecognized cost for the performance based options will be recorded when the achievement of the target internal rate of return measures is probable of occurring.

12. Stock-Based Compensation

Incentive Equity Awards Granted by Taminco Corporation

In April 2012, the Company granted stock options. The original stock options granted were either time vesting or performance based awards with an exercise price equal to the grant date fair price of the underlying shares. The Traunch A shares which are time vesting follow a vesting schedule whereby one-fifth of the shares vest on each of the first five grant date anniversaries. The vesting of the rest of the shares will accelerate upon a realization event. The Traunch B shares are performance vesting are based on the occurrence of a realization event and two financial metrics (Sponsor Internal Rate of Return and Sponsor Multiple of Invested Capital).

Options totaling 3,295,958 were granted in connection with the April 2012 issuance. An additional 229,458 options were granted during the rest of the year. The fair value of the time vesting options was determined by using the Black-Scholes formula with expected life based on the SEC simplified method. The fair value of the performance vesting options was determined by using a Monte Carlo model.

2012 Time Vesting Options
Weighted average grant date fair value	$4.88 - $6.12
Expected volatility	37%
Expected Term (years)	8
Risk-free interest rate	1.32% - 1.81%
Dividend yield	—

Equity Award Activity of Taminco Corporation

A summary of 2012 option and restricted share activity is presented below (number of shares in millions):

	Time Vesting Options	Performance Based Options
Outstanding at January 1, 2012	—	—

Granted	1.37	2.15
Exercised	—	—
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2012	1.37	2.15

There were no options exercisable at December 31, 2012.

On December 18, 2012, the Company distributed approximately $243 million as a return of capital to the existing shareholders of the Company. The Company had no prior history of cash dividends. Noting the significant change to the capital structure that resulted from the distribution, the Compensation Committee referenced the anti-dilution provisions of the existing stock plan. As such, the Compensation Committee amended the existing stock options to reduce the exercise price by $4.96 per share. There was no incremental value ascribed to the options and therefore no additional compensation cost has been recognized. The awards were adjusted based on an anti-dilution provision within our existing stock option plan that requires the adjustment in the event of an equity restructuring, which is structured to preserve the value of the awards upon completion of the equity restructuring. As such and based upon the guidance of ASC 718-20-35-6, we determined that incremental fair value, and therefore incremental compensation expense, should not result from the modification. In our situation, the fair value of the award immediately before the modification reflected the required adjustment to the award’s terms in accordance with the anti-dilution provision. Thus, the fair value of the award immediately before the modification was equal to its fair value immediately after the modification.

As of December 31, 2012, there was approximately $6.1 million of unrecognized compensation cost related to the time vesting options and $2.6 million of unrecognized compensation cost related to performance based options issued. Unrecognized cost for the time vesting options will be recorded in future periods as compensation expense as the awards vest over the 8 year period from the date of grant with a remaining weighted average period of approximately 8 years. The unrecognized cost for the performance based options will be recorded when the achievement of the target internal rate of return measures are probable of occurring.

Stock Options Related to the Predecessor

In August 2007 certain management members (“Beneficiaries”) entered into an agreement (the “Option Agreement”) whereby stock options were granted to management that are exercisable into shares of Taminco International S.à r.l. (which was the direct holding company of Taminco Group Holdings S.à r.l. until February 14, 2012). In accordance with the Option Agreement, the options are exercisable only upon the occurrence of a sale of the Company, change in control, or initial public offering (the “Exit Event”). The number of exercisable options is determined on the basis of the internal rate of return achieved by the investors in Taminco International S.à r.l. upon the Exit Event. All options lapse if the option holders cease to remain employees of the Company through the Exit Event. Since the stock options only become exercisable upon an Exit Event, management determined that it is not probable that such options will vest until the Exit Event occurs.

The maximum number of stock options to be granted to the Beneficiaries upon the agreement in 2007 amounted to 165 million with an exercise price of $0.01 per option. The maximum number of stock options which potentially could vest upon an Exit Event remained unchanged at 165 million for the years ended December 31, 2011 and 2010.

The grant date fair value of the options was $8 million and was calculated using the Monte Carlo model. The following table summarizes the significant assumptions used for the grant in 2007.

Risk-free interest rate	4.56%
Expected equity volatility	55%
Expected time to exit event	3 years

The risk free interest rate is based on the yield of a 3 year Euro Swap rate. Equity volatility is based upon the stock price return of publicly traded comparable companies.

For the years ended December 31, 2011 and 2010, these stock options have had no impact on cash flow or income statement.

An Exit Event occurred on February 14, 2012 and consequently 27,643,485 stock options became exercisable and were converted into shares. As the vesting of such options was not probable until the Exit Event, the Company recorded a non-cash compensation charge of $8 million during the period from January 1, 2012 through February 14, 2012 (Predecessor period), which is classified in selling, general and administrative expense. The charge represented the fair value of the options as determined on the date of grant.

Other Share-based Arrangement of the Predecessor

In connection with the acquisition of the Company in August 2007, certain agreements were entered into whereby management invested $36 million in Taminco International S.à r.l., which was comprised of $33 million in subordinated loans and $3 million in shares. The subordinated loans bear a fixed compounded interest rate of 10%. Under the terms of the agreements, the loans and the shares required that management provide service to the Company through the Exit Event. If management were to terminate employment at its own discretion or by the Company for cause prior to the Exit Event, the entire investment and accrued interest with respect to the subordinated loans would be forfeited. As a result, the arrangement is accounted for as compensatory and expense is pushed down from Taminco International S.à r.l. to the financial statements of the Company.

Since the loans are cash settled, it is treated as a liability award, and compensation expense will be recognized when it is probable that the Exit Event will occur in an amount equal to the actual amount paid to management at the Exit Event. The shares are an equity award as settlement is required in shares. Therefore, the Company determined the fair value of the shares on the grant date and compensation expense will be recognized when it is probable that the Exit Event will occur. The fair value of the shares on the grant date is equal to $3 million.

As a result of the Exit Event on February 14, 2012, the non-cash compensation expense related to the shares and the subordinated loans of $52 million was recorded in the period from January 1, 2012 through February 14, 2012, and is included in selling, general and administrative expense.